Significant Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2015
Significant Risks and Uncertainties [Abstract]
Activity Affecting Allowance for Bad Debts
The following table summarizes the activity affecting our allowance for bad debts:

	2015	2014	2013
Balance at beginning of year	$—	$1.1	$0.9
Additions	0.1	—	0.2
Deductions	—	(1.1)	—

Balance at end of year	$0.1	$—	$1.1